BUSINESS COMBINATIONS - Consideration Transferred for Cloudshiftgroup Limited (Details) - USD ($) $ in Thousands		Feb. 28, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	[1]		$ 144,503	$ 69,060	$ 97,300
Other financial liabilities - current			63,059	19,822
Other financial liabilities - non current			66,932	74,376
Contingent consideration
Disclosure of detailed information about business combination [line items]
Other financial liabilities - current			61,561	19,729
Other financial liabilities - non current			66,932	73,639
Cloudshift
Disclosure of detailed information about business combination [line items]
Down payment		$ 32,551
Contingent consideration		14,236
Installment payments		2,096
Total consideration paid net of cash and cash equivalents acquired		$ 48,883	48,883
Cloudshift | Contingent consideration
Disclosure of detailed information about business combination [line items]
Other financial liabilities - current			8,594	0
Other financial liabilities - non current			$ 7,199	$ 0

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)